Deferred Tax Assets and Liabilities - Details of Deferred Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	₩ 2,307,692	₩ 2,275,514
Liabilities	(6,636)	(9,530)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	2,616,385	2,456,487
Liabilities	(315,329)	(190,503)
Total	2,301,056	2,265,984	₩ 1,715,912
Gross carrying amount [member] | Other accounts receivable, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Liabilities	(17)	(13)
Total	(17)	(13)	(4,364)
Gross carrying amount [member] | Inventories, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	68,679	60,539
Total	68,679	60,539	89,522
Gross carrying amount [member] | Defined benefit liabilities, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Liabilities	(26,642)	(35,617)
Total	(26,642)	(35,617)
Gross carrying amount [member] | Investments in subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Liabilities	(233,552)	(79,301)
Total	(233,552)	(79,301)
Gross carrying amount [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	250,582	123,106
Total	250,582	123,106	131,196
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	632,378	671,286
Liabilities	(28,886)	(63,971)
Total	603,492	607,315	669,909
Gross carrying amount [member] | Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	17,450	19,469
Liabilities	(6,636)	(8,000)
Total	10,814	11,469	11,127
Gross carrying amount [member] | Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	68,893	63,943
Total	68,893	63,943	55,429
Gross carrying amount [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	130,274	173,166
Liabilities	(19,596)	(3,601)
Total	110,678	169,565	137,339
Gross carrying amount [member] | Tax loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	958,624	953,209
Total	958,624	953,209	607,432
Gross carrying amount [member] | Tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	489,505	391,769
Total	₩ 489,505	₩ 391,769	₩ 38,337